Losses per share	12 Months Ended
Dec. 31, 2019
Losses per Share
Losses per Share

24. Losses per Share

(i)    Basic losses per share

Basic losses per share is calculated by dividing the net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic losses per share.

	Year Ended December 31,
	2019	2018	2017
Weighted average number of outstanding ordinary shares in issue	665,683,145	664,263,820	617,171,710
Net loss attributable to the Company (US$’000)	(106,024)	(74,805)	(26,737)
Losses per share attributable to the Company (US$ per share)	(0.16)	(0.11)	(0.04)

(ii)    Diluted losses per share

Diluted losses per share is calculated by dividing net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the year. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share option and LTIP awards issued by the Company using the treasury stock method.

For the years ended December 31, 2019, 2018 and 2017, the share options and LTIP awards issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect. Therefore, diluted losses per share were equal to basic losses per share for the years ended December 31, 2019, 2018 and 2017.